Other Costs (Tables)	12 Months Ended
Dec. 31, 2011
Other Costs [Abstract]
Schedule of Other Costs
Other costs consisted of the following:

	Year Ended December 31,
(dollars in millions)	2011	2010	2009

Indemnity settlement with BP Exploration and Production Inc. (see Note 19)	$82.5	$–	$–
BOP litigation costs	60.7	12.5	–
Employee severance	5.7	8.8	61.0
NATCO acquisition integration costs	–	22.0	–
Mark-to-market impact on currency derivatives(1)	9.3	–	–
Costs associated with retiring the 2.5% convertible debentures	14.5	–	–
Acquisition and other restructuring costs	4.7	3.9	20.6
Total other costs	$177.4	$47.2	$81.6

(1) These derivatives have not been designated as accounting hedges.